Pensions and Other Post-Employment Benefits - Summary of Changes in Assumptions Used on Benefit Obligations, Defined Benefit Pension and Post Retirement Costs (Details) (Detail) £ in Millions	12 Months Ended
Dec. 31, 2020 GBP (£)
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Increase in annual pension cost	£ 27
Actuarial assumption of increase in discount rates one [Member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Increase in annual pension cost	(20)
Increase/Decrease in annual post-retirement benefits cost	1
Increase in pension obligation	(797)
Increase in post-retirement benefits obligation	(40)
Actuarial assumption of decrease in discount rates one [Member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Increase in annual pension cost	15
Increase/Decrease in annual post-retirement benefits cost	(1)
Increase in pension obligation	846
Increase in post-retirement benefits obligation	42
Actuarial assumption of increase in discount rates Two [Member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Increase in annual pension cost	(39)
Increase/Decrease in annual post-retirement benefits cost	2
Increase in pension obligation	(1,550)
Increase in post-retirement benefits obligation	(78)
Actuarial assumption of decrease in discount rates Two [Member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Increase in annual pension cost	27
Increase/Decrease in annual post-retirement benefits cost	(2)
Increase in pension obligation	1,745
Increase in post-retirement benefits obligation	86
Actuarial Assumption Of Increase In Expected Rates Of Inflation [Member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Increase/Decrease in annual post-retirement benefits cost	14
Increase in pension obligation	617
Actuarial Assumption Of Decrease In Expected Rates Of Inflation [Member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Increase/Decrease in annual post-retirement benefits cost	(13)
Increase in pension obligation	(572)
Actuarial assumption of life expectancy rates [Member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Increase in annual pension cost	15
Increase/Decrease in annual post-retirement benefits cost	1
Increase in pension obligation	801
Increase in post-retirement benefits obligation	40
Actuarial assumption for future healthcare inflation [member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Increase/Decrease in annual post-retirement benefits cost	1
Increase in post-retirement benefits obligation	£ 50